Deferred Taxation - Reconciliation of changes in deferred tax liability asset (Detail) - USD ($) $ in Millions			12 Months Ended
	Jan. 01, 2019	Jan. 01, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax liability/(asset)		$ 233		$ 233
Adjustment on currency translation			$ 77	(172)
(Credited)/charged to the income statement			(289)	516
Charged to statement of comprehensive income			(77)	325	$ 153
Disposals			0	(263)
Other movements			(125)	(32)
Deferred tax liability/(asset)	$ 532	162	118		233
– deferred tax liabilities			3,220	3,673	3,673
– deferred tax assets			(3,102)	(3,137)	$ (3,137)
Previously stated [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax liability/(asset)	536		$ 536
Deferred tax liability/(asset)				$ 536
Increase (decrease) due to application of IFRS 15 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Adjustment to opening balance on transition to IFRS 15	$ (4)	$ (71)